Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Share capital	Share premium account	Share-based payment reserve	Merger reserve	Special reserve	Currency translation reserve	Accumulated losses reserve
Beginning balance at Dec. 31, 2018	£ 25,204	£ 823	£ 74,394	£ 1,119	£ 3,027	£ 19,993	£ 65	£ (74,217)
Loss for the period	(5,338)							(5,338)
Currency translation adjustment	(6)						(6)
Total comprehensive loss for the period	(5,344)						(6)	(5,338)
New share capital issued	19,648	781	18,867
Transaction costs on share capital issued	(456)		(456)
Equity based compensation expense	260			260
Share-based payment reserve transfer				(418)				418
Ending balance at Mar. 31, 2019	39,312	1,604	92,805	961	3,027	19,993	59	(79,137)
Beginning balance at Dec. 31, 2019	59,225	3,359	129,110	1,299	3,027	19,993	56	(97,619)
Loss for the period	(4,937)							(4,937)
Currency translation adjustment	13						13
Total comprehensive loss for the period	(4,924)						13	(4,937)
Share options exercised	3	3	0
Equity based compensation expense	233			233
Share-based payment reserve transfer				(67)				67
Ending balance at Mar. 31, 2020	£ 54,537	£ 3,362	£ 129,110	£ 1,465	£ 3,027	£ 19,993	£ 69	£ (102,489)